COMMON STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2018
COMMON STOCK AND DIVIDENDS [Abstract]
Common Stock
As of December 31, 2018, TGS’ common stock was as follows:

	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Common Shares Class (Face value $ 1, 1 vote)	Outstanding shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	375,701,909	13,600,780	389,302,689
Total	780,894,503	13,600,780	794,495,283

Dividends Distribution
Under the powers delegated by the Shareholders’ Meeting held on April 10, 2018, the Board of Directors ordered the payment of the following cash dividends:

Approval date	Amount	Amount per share
07/06/2018	1,125,562	1.4167
08/08/2018	1,449,300	1.8242
09/06/2018	1,754,326	2.2081